PROPERTY, PLANT AND EQUIPMENT (Schedule of Income from Sub-letting Right-of-use Buildings) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
No. of Right-of-Use leased assets	11	10
Average remaining lease term (years)	3 years	3 years
No. of Leases with extension options	1	1
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	3	0
No. of leases with termination options	0	0
Buildings [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	0 years	0 years
Buildings [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	8 years	9 years
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
No. of Right-of-Use leased assets	11	22
Average remaining lease term (years)	1 year	1 year
No. of Leases with extension options	0	0
No. of Leases with options to purchase	6	22
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	0	22
Vehicles [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year	0 years
Vehicles [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	3 years	2 years
I.T. and office equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
No. of Right-of-Use leased assets	8	6
Average remaining lease term (years)	2 years	3 years
No. of Leases with extension options	0	0
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	0	0
I.T. and office equipment [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year	2 years
I.T. and office equipment [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	4 years	5 years